Derivative warrant liabilities and earnouts liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Derivative warrant liabilities and earnouts liabilities
Summary of derivative warrant liabilities

	At 31 December	At 31 December
	2023	2022
	USD	USD
Opening balance	1,317,091	—
Recognized pursuant to the reverse acquisition transaction	—	35,487,284
Change in fair value during the year	(1,210,671)	(34,170,193)
Ending balance	106,420	1,317,091